Financial Statement Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements
Net income	$ 298,555	$ 109,876	$ 147,246
Other comprehensive income (loss) (net of tax of nil)	(150,127)	(26,296)	76,188
Comprehensive income attributable to Canadian Solar Inc.	119,457	73,343	227,631
Reportable legal entities | Parent Company
Condensed Financial Statements
Net income	239,968	95,248	146,703
Other comprehensive income (loss) (net of tax of nil)	(120,511)	(21,905)	80,928
Comprehensive income attributable to Canadian Solar Inc.	$ 119,457	$ 73,343	$ 227,631